Income taxes - Tax On Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Remeasurements of defined benefit plans, gross	€ 408	€ (343)	€ (424)
Remeasurements of defined benefit plans, tax	(85)	61	77
Total of items that will not be reclassified to profit or loss	323	(282)	(347)
Translation differences, gross	537	(535)	710
Translation differences, tax	8	7	1
Translation differences, net	545	(528)	711
Net investment hedges, gross	(40)	135	(127)
Net investment hedges, tax	8	(27)	(20)
Net investment hedges, net	(32)	108	(147)
Cash flow and other hedges, gross	21	(61)	83
Cash flow and other hedges, tax	(3)	10	(15)
Cash flow and other hedges, net	18	(51)	68
Financial assets at fair value through other comprehensive income	19	10	(46)
Financial assets at fair value through OCI, tax	(5)	0	13
Financial assets at fair value through OCI, net	14	10	(33)
Other increase/(decrease), gross	3	(4)	(3)
Other increase/(decrease), tax	0	0	0
Other (decrease)/increase, net	3	(4)	(3)
Total, gross	948	(798)	193
Total, tax	(77)	51	56
Other comprehensive income	€ 871	€ (747)	€ 249